Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of intangible assets material to entity [line items]
Cost	$ 6,555,562
Accumulated amortization	(686,050)
Total intangible assets	5,869,512
Beginning balance	5,869,512
Additions - acquired separately	37,508
Amortization expenses	(442,242)	$ (406,573)
Net exchange differences	(9,631)
Ending balance	5,455,147
Cost	9,578,383
Accumulated amortization	(4,123,235)
Total intangible assets	5,455,147
Computer software [member]
Disclosure of intangible assets material to entity [line items]
Cost	555,562
Accumulated amortization	(136,050)
Total intangible assets	419,512
Beginning balance	419,512
Additions - acquired separately
Amortization expenses	(118,763)
Net exchange differences	(26,485)
Ending balance	274,264
Cost	509,348
Accumulated amortization	(235,083)
Total intangible assets	274,264
Intellectual property rights [Member]
Disclosure of intangible assets material to entity [line items]
Cost	6,000,000
Accumulated amortization	(550,000)
Total intangible assets	5,450,000
Beginning balance	5,450,000
Additions - acquired separately	37,508
Amortization expenses	(323,479)
Net exchange differences	16,854
Ending balance	5,180,883
Cost	9,069,035
Accumulated amortization	(3,888,152)
Total intangible assets	$ 5,180,883